Related Party Transactions (Details) - USD ($)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
Related Party Transactions (Details) [Line Items]
Equity interest ownership	The franchisees were originally incorporated with the Company shown as a 51.0% owner and subsequently as a 1.25% owner. The intent of having such ownership percentage in the franchisees was to enable the franchisees to register their respective individual business name to include the words “Jiuzi” as required by the local business bureau. Subsequent to the successful registration by the franchisees and completion of the Company’s obligations under the franchise and license agreement, the Company will decrease its ownership interest in these franchisees to 0%. The Company’s percentage of shareholding is nominal, inconsequential, and symbolic. The Company’s equity interest of 51.0% and 1.25% in the franchisees were symbolic in nature.
Revenues from related party		$ 484,543
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Ownership interest percentage	51.00%
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Ownership interest percentage	1.25%
Shuibo Zhang [Member]
Related Party Transactions (Details) [Line Items]
Outstanding receivable	$ 14,611		$ 13,556
Qi Zhang [Member]
Related Party Transactions (Details) [Line Items]
Outstanding receivable	4,207		22,922
Mr. Ruchun Huang [Member]
Related Party Transactions (Details) [Line Items]
Outstanding receivable	32,215		30,675
Mr. Dewen Chen [Member]
Related Party Transactions (Details) [Line Items]
Outstanding receivable	14,468
Mr. Ligui Xu [Member]
Related Party Transactions (Details) [Line Items]
Outstanding payable	$ 7,234		$ 6,849